Loan past due for less than 90 days but not classified as impaired (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Commercial and industrial		R$ 4,892,277	R$ 5,131,885	R$ 3,517,086
Real estate - Construction		3,605,641	3,085,498	5,781,977
Installment loans to individuals		15,150,254	11,660,666	13,489,513
Financial Leasing		10,961	13,292	24,325
Total	[1]	R$ 23,659,133	R$ 19,891,340	R$ 22,812,900
Of Total Loans Past Due For Less Than Days Member [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial		20.68%	25.80%	15.42%
Real estate - Construction		15.24%	15.51%	25.35%
Installment loans to individuals		64.04%	58.62%	59.13%
Financial Leasing		0.05%	0.07%	0.11%
Total	[1]	100.00%	100.00%	100.00%

[1]	Refers exclusively to loans between 1 and 90 days.